Inventories (Tables)	12 Months Ended
Oct. 31, 2013
Inventory Disclosure [Abstract]
Components Of Inventories
Inventories as of October 31, 2013 and 2012 consist of the following:

	October 31,
	2013	2012
Finished goods	$5,569,539	$5,909,892
Work in process	3,617,124	3,220,423
Raw materials	8,828,072	9,106,277
Production supplies	219,544	227,427
Total	$18,234,279	$18,464,019